UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21418

Ancora Trust

(Exact name of registrant as specified in charter)

6060 Parkland Boulevard, Suite 200

Cleveland, Ohio 44124

(Address of principal executive offices)(Zip code)

Bradley Zucker

c/o Ancora Trust

6060 Parkland Boulevard, Suite 200

Cleveland, Ohio 44124

 (Name and address of agent for service)

Copies to:

Michael J. Meaney, Esq.

McDonald Hopkins Co., LPA

2100 Bank One Center

600 Superior Avenue East

Cleveland, Ohio 44114

Registrant's telephone number, including area code: (216) 825-4000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

6/30/2021 SEMI-ANNUAL REPORT (UNAUDITED)

INTRODUCTION

TABLE OF CONTENTS

INTRODUCTION INCLUDING SHAREHOLDER LETTER……….………....…..….1

ANCORA INCOME FUND……….……………………………………………………….……..2

ANCORA/THELEN SMALL-MID CAP FUND…………….……………………….….....8

ANCORA MICROCAP FUND…………….………….….……..……………………….…….14

ANCORA DIVIDEND VALUE EQUITY FUND………………………………………… 19

FINANCIAL REVIEW…..………………………………………...............................………..23

FUND EXPENSES………………………………..……………………………….….…....…….49

TRUSTEES & OFFICERS …………………………………..………….….…........................51

PRIVACY POLICY ……………………………………………………………………………….53

1-866-6-ANCORA

Please feel free to dial our toll-free number to speak directly to a knowledgeable representative who can answer any questions or assist you with any issues concerning your account.

www.ancorafunds.com

This report and the financial statements contained herein are provided for the general information of the shareholders of the Ancora Funds. Investors should carefully consider before investing each Fund’s investment objective, risks and expenses. For a prospectus, which contains that information and more information about each Fund, please call 866-626-2672 or visit our website at www.ancorafunds.com. Please read it carefully before you invest or send money.

INTRODUCTION

Dear Shareholders:

Thank you for choosing the Ancora Mutual Funds.  We have built the Ancora Funds to capitalize on the evolving opportunities in the investment landscape.   Our management style centers on building long-term success for the investors of our funds.  While no mutual fund can guarantee performance, the Ancora Funds promise that our investment decisions will be based upon dedicated research and careful execution.

Specific information for each fund’s operations and holdings are on the following pages.  If you have any questions, please feel free to contact the Ancora Mutual Funds directly at 866-6-Ancora (866-626-2672) or visit our website at www.ancorafunds.com.  We appreciate the trust you have placed in us through your investment and are working daily to deliver long-term results.

Bradley Zucker                     Kevin Gale

Dan Thelen

  Michael Santelli

President, Treasurer              Portfolio Manager

Portfolio Manager         Portfolio Manager

& Secretary

Sonia Mintun

Portfolio Manager

ANCORA INCOME FUND

INVESTMENT OBJECTIVE:

ANCORA INCOME FUND

INVESTMENT OBJECTIVE:

THE ANCORA INCOME FUND SEEKS TO PROVIDE INVESTORS A HIGH LEVEL OF CURRENT INCOME WITH A SECONDARY OBJECTIVE OF CAPITAL APPRECIATION.

PORTFOLIO MANAGERS:

Kevin Gale
James Bernard
Portfolio Manager, Ancora Advisors

NET ASSETS:

$27.1 MILLION*

INCEPTION DATE:

JANUARY 5, 2004

TICKERS:

CLASS I – AAIIX

MINIMUM INITIAL INVESTMENT:

CLASS I – $5,000

* As of June 30, 2021

TOP HOLDINGS: JUNE 30, 2021 (d)

NAME	% OF NET ASSETS
First American Funds Institutional Government Fund Class Y	2.84%
Global Net Lease, Inc., 6.875%, Series B	2.54%
Special Opportunities Fund, Inc. Convertible 3.500% 12/31/49	2.51%
PennantPark Investment Corp., 5.500%, Notes due 2024	2.26%
AllianzGI Convertible & Income Fund II, 5.500%, Series A	2.18%
New Residential Investment Corp., 7.125%, Series B	2.18%
Highland Income Fund, 5.375%, Series A	2.15%
The Gabelli Global Utility & Income Trust, 7.000%, Series B	2.10%
Annaly Capital Management, Inc., 6.950%, Series F, 09/30/2022	1.93%
AGNC Investment Corp., 6.875%, Preferred Series D	1.93%

SECTOR DIVERSIFICATION: JUNE 30, 2021 (d)

NAME	% OF TOTAL INVESTMENTS
Traditional Preferred	58.89%
Bonds & Corporate Debt	12.01%
REIT Senior Securities	8.20%
Common Stocks	6.21%
Investment Companies	6.05%
Senior Securities	5.80%
Money Market Funds	2.84%

TOTAL RETURNS: JUNE 30, 2021 (d)

	YTD 2021	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS	SINCE INCEP (a)
ANCORA INCOME FUND - I.(b)	6.67%	17.77%	6.83%	5.20%	5.45%	5.41%
BLOOMBERG BARCLAY'S AGG. BOND INDEX(c)	-1.60%	-0.33%	5.33%	3.02%	3.39%	4.16%

a) Inception data reflects the annualized return since 1/05/04.
b) Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees.
c) The Bloomberg Barclay's Aggregate Bond Index is a widely recognized unmanaged index of bond prices and is representative of a broader market and range of securities than is found in the Fund's portfolio. Individuals cannot invest directly in the Index.
d) Data is unaudited.

2

ANCORA INCOME FUND

PERFORMANCE ILLUSTRATION (UNAUDITED)

The chart above assumes an initial investment of $10,000 made on January 5, 2004 (commencement of Fund operations) and held through June 30, 2021. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results. Performance is unaudited.

ANCORA INCOME FUND

SCHEDULE OF INVESTMENTS as of June 30, 2021  (UNAUDITED)

	Shares	Value
Bonds & Corporate Bond Trust Certificates - 11.98%

Trust Certificates - 11.98%
B. Riley Financial, Inc., 6.375%, Senior Notes	5,000	$ 128,100
B. Riley Financial, Inc., 7.375%, Senior Notes	15,000	388,800
Eagle Point Credit Co., Inc., 6.688%, Notes 04/30/2028	20,000	508,420
Fidus Investment Corp., 6.000%, Notes 02/15/2024	5,304	134,456
Great Ajax Corp., 7.250%, Convertible Senior Notes, 04/30/2024	15,000	395,700
Oxford Square Capital Corp., 6.250%, Notes 2026	20,000	508,000
Scorpio Tankers, Inc., 7.000%, Senior Notes 2025	20,000	500,200
Special Opportunities Fund, Inc., 3.500%, Convertible Preferred Stock, Series B, 12/31/2049	23,000	678,500
TOTAL BONDS & CORPORATE BOND TRUST CERTIFICATES (Cost $3,042,494)		3,242,176

Investment Companies - 6.03%

Bond Shares of Beneficial Interest - 0.82%
Aberdeen Asia-Pacific Income Fund, Inc.	50,000	221,500
		221,500
Direct Trust - 0.11%
Eagle Point Credit Co., Inc., 7.750% 10/30/2026	1,195	30,455
		30,455
Direct Trust Ceretificates - 0.82%
Affiliated Managers Group, 5.875% 03/30/2059	8,000	222,800
		222,800
Senior Securities - 4.28%
AllianzGI Convertible & Income Fund II, 5.500%, Series A	22,500	590,625
The Gabelli Global Utility & Income Trust, 7.000%, Series B	11,000	569,118
		1,159,743

TOTAL INVESTMENT COMPANIES (Cost $1,508,763)		1,634,498

Traditional Preferred Securities - 58.74%
Affiliated Managers Group, Inc., 4.750%, Junior Subordinated Notes	5,000	129,900
AGNC Investment Corp., 6.875%, Preferred Series D	20,000	521,600
Annaly Capital Management, Inc., 6.950%, Series F, 09/30/2022	20,000	521,800
Arbor Realty Trust Inc., 6.375% 06/02/2026	10,000	253,900
Aspen Insurance Holdings Ltd., 5.625%	8,000	221,120
Aspen Insurance Holdings Ltd., Depositary Shares, 5.625%	4,000	107,520
Athene Holding Ltd., Depositary Shares, 5.625%, Series B	7,000	192,360
Bank of America Corp., Depositary shares, 5.000%, Series LL	6,500	177,450
Bank of America Corp., 4.125% 02/02/2026	6,000	156,960
Bank of Hawaii Corp., 4.375% 08/01/2026 Perp.	2,500	63,700
Brookfield Infrastructure Partners LP, 5.125%, Class A, Series 13	10,000	261,600
Brookfield Property Part, 5.750% 03/31/2025 Perp.	10,000	249,700
Carlyle Finance LLC., 4.625% 05/15/2061	5,000	127,200
Charles Schwab Corp., 4.450% 06/01/2026 Perp.	10,000	265,000
Citizens Financial Group, Inc., Depositary Shares, 5.000%, Series E	12,000	319,800
Compass Diversified Holdings, 7.875%, Series C	17,500	458,850

See accompanying notes which are an integral part of the financial statements.

ANCORA INCOME FUND

SCHEDULE OF INVESTMENTS as of June 30, 2021  (UNAUDITED)(CONTINUED)

	Shares	Value
Traditional Preferred Securities – (Continued)
Customers Bancorp Inc., 6.450% 06/15/2021 Perp.	3,235	$ 82,072
DTE Energy Co., 5.250%, Pfd	10,000	265,100
DTE Energy Co., Series G, 4.375%, Junior Subordinated Debentures	5,000	129,750
Energy Transfer Operating, LP, Series E, 7.600%	20,000	500,000
Equitable Holdings, Inc., 5.250%, Depositary Shares	9,000	241,650
Federal Agricultural Mortgage Corp., 4.875% 07/17/2026	10,000	258,400
Federal Agricultural Mortgage Corp., 5.750% 07/17/2025 Perp.	15,000	410,250
Fifth Third Bancorp, 3.276%, 08/02/2021 Perp.	500,000	498,125
Ford Motor Co., 6.200%, Notes 06/01/2059	10,000	272,500
Fortress Transportation and Infrastructure Investors LLC, 8.000%, 12/15/2024	15,000	398,550
Fortress Transportation and Infrastructure Investors LLC, 8.250%, 09/15/2024	10,000	266,300
GasLog LP, 8.750%, Series A, 01/04/2021	15,000	380,550
Global Net Lease, Inc., 6.875%, Series B	25,000	687,500
Globe Life Inc., 4.250% 06/15/2061	2,500	65,275
Highland Income Fund, 5.375%, Series A,	22,500	582,525
Huntington Bancshares, 4.500%, 04/15/2026	10,000	260,000
JP Morgan Chase and Co. Float Perpetual	250,000	250,625
JPMorgan Chase & Co. 4.550% 06/01/2026 Perp.	10,000	266,200
KKR Group Financial Co. IX LLC, 4.625% 04/01/2026	5,000	129,050
Legg Mason, Inc., 5.450%, Note 09/15/2056	20,212	510,959
MainStreet Bancshares, Inc., 7.500%, Depositary Shares	6,500	171,665
Morgan Stanley Depositary Shares, 4.875%, Series L	8,200	226,402
New Residential Investment Corp., 7.125%, Series B	23,000	590,410
Oaktree Capital Group, LLC, 6.550%, Series B, Preferred Units	11,000	309,540
OFS Credit Company, 6.125% 04/30/2023	10,000	251,035
Oxford Lane Capital Corp., 6.250%, Series 2027, Term Preferred Shares	20,000	499,600
Partnerre Ltd. 4.875% 03/15/2026 Perp.	5,000	138,250
PennantPark Investment Corp., 5.500%, Notes due 2024	24,000	612,480
Priority Income Fund, Inc., 6.375%, Series E Preferred Stock due 2024	20,000	505,256
Priority Income, 6.125% 06/30/2028	10,000	254,000
Ready Capital Corp., 6.500% 06/30/2026 Perp.	3,000	75,180
Regions Financial Corp. 4.450% 06/15/2026 Perp.	5,000	126,850
Regions Financial Corp., 5.700%, Series C	8,000	236,800
Signature Bank Depositary Shares, 5.000%, Series A, 12/30/2025	5,000	130,400
The Southern Co., Series 2020A, 4.950%, Junior Subordinated Notes due 01/30/2080	6,500	174,330
TriState Capital Holdings, Inc., Depositary Shares, 6.375%, Series B	11,000	291,060
Truist Financial Corp., Depositary Shares, 4.750%, Series R	8,000	212,960
W.R. Berkley Corp., 4.250%, Subordinated Debentures due 2060	5,000	133,350
Wells Fargo & Co., 4.375%, 03/15/2026	10,000	253,900
WesBanco, Inc., Depositary Shares, 6.750%, Series A	8,000	224,400
TOTAL TRADITIONAL PREFERRED SECURITIES (Cost $14,765,194)		15,901,709

Real Estate Investment Trusts (REITs) - 10.18%

Equity Real Estate Investment Trusts (REITs) - 1.41%
Iron Mountain, Inc.	9,000	380,880

Mortgage Real Estate Investment Trusts (REITs) - 0.59%
Annaly Capital Management, Inc.	18,000	159,840

See accompanying notes which are an integral part of the financial statements.

ANCORA INCOME FUND

SCHEDULE OF INVESTMENTS as of June 30, 2021  (UNAUDITED)(CONTINUED)

	Shares	Value
REIT Senior Securities - 8.18%
AGNC Investment Corp., 6.125%	20,000	$ 501,000
Brookfield Property Partners LP, 6.500%, Class A	18,000	470,160
Landmark Infrastructure Partners LP, 7.000%, Series C	20,000	519,460
Pebblebrook Hotel Tr Pfd Ser C 6.500%	10,000	250,700
UMH Properties, Inc., 6.375%, Series D	18,000	474,120
		2,215,440

TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $2,433,751)		2,756,160

Senior Securities - 5.79%

Senior Securities - 1.33%
QVC, Inc. 6.250% Senior Secured	5,500	145,530
QVC, Inc. 6.375% Senior Secured	8,000	213,280
		358,810
Senior Securities (Convertible Preferred) - 4.46%
American Electric Power Co., Inc.	7,500	368,475
Becton, Dickinson & Co., 6.000%, Mandatory Convertible Preferred Stock, Series B, 06/01/2023	4,000	214,040
Boston Scientific Corp., 5.500%, Mandatory Convertible Preferred Stock, Series A, 06/01/2023	1,500	174,090
Bunge Ltd. 4.875% Perpetual	1,500	174,345
Nextera Energy Inc. 6.219% 09/01/23	5,600	276,640
		1,207,590

TOTAL SENIOR SECURITIES (Cost $1,559,228)		1,566,400

Common Stocks - 4.19%

Capital Markets - 0.71%
Golub Capital BDC, Inc.	12,500	192,750
		192,750
Insurance - 1.89%
Prudential Financial, Inc.	5,000	512,350
		512,350

Energy - 0.89%
Enterprise Products Partners L.P.	10,000	241,300
		241,300
Oil, Gas & Consumable Fuels - 0.7%
Exxon Mobil Corp.	3,000	189,240
		189,240

TOTAL COMMON STOCKS (Cost $849,032)		1,135,640

Money Market Funds - 2.84%
First American Funds Government Obligation Class Y 0.89% (a)	767,617	767,617
TOTAL MONEY MARKET FUNDS (Cost $767,617)		767,617

See accompanying notes which are an integral part of the financial statements.

ANCORA INCOME FUND

SCHEDULE OF INVESTMENTS as of June 30, 2021  (UNAUDITED)(CONTINUED)

Value
TOTAL INVESTMENTS (Cost $24,926,080) 99.75%	$ 27,004,200

Other Assets In Excess of Liabilities - 0.25%	67,972

TOTAL NET ASSETS - 100.00%	$ 27,072,172

(a) Variable rate security; the coupon rate shown represents the 7-day yield as of June 30, 2021.

See accompanying notes which are an integral part of the financial statements.

ANCORA /THELEN SMALL-MID CAP FUND

 INVESTMENT OBJECTIVE:

THE ANCORA/THELEN SMALL-MID CAP FUND SEEKS TO OBTAIN CAPITAL APPRECIATION.

PORTFOLIO MANAGER:

Dan Thelen

Managing Director – Small-Mid Cap Equities, Ancora Advisors

_________________________

NET ASSETS:

$175.5 MILLION*

_________________________

INCEPTION DATE:

JANUARY 2, 2013

_________________________

TICKERS:

 CLASS I – AATIX

CLASS S - AATSX

________________________

MINIMUM INITIAL INVESTMENT:

 CLASS I – $5,000

CLASS S – $1,500,000

* As of June 30, 2021

TOP HOLDINGS: JUNE 30, 2021 (d)
NAME	% OF NET ASSETS
MDU Resources Group, Inc.	2.65%
APi Group Corp.	2.64%
UGI Corp.	2.58%
Wolverine World Wide, Inc.	2.51%
Platform Specialty Products Corp.	2.47%
Raymond James Financial, Inc.	2.47%
Arconic, Inc.	2.35%
DTE Energy Co.	2.33%
Concentrix Corp.	2.23%
CommScope Holding Company, Inc.	2.19%

SECTOR DIVERSIFICATION: JUNE 30, 2021 (d)
NAME	% OF TOTAL INVESTMENTS
Consumer Discretionary	18.89%
Financials	13.54%
Communication Services	10.80%
Information Technology	10.20%
Industrials	9.95%
Materials	9.68%
Utilities	8.93%
Health Care	5.69%
Consumer Staples	5.66%
Real Estate	4.14%
Energy	1.63%
Money Market Funds	0.89%

TOTAL RETURNS: JUNE 30, 2021 (d)
	YTD 2021	ONE YEAR	THREE YEARS	FIVE YEARS	SINCE INCEP(a)
ANCORA/THELEN SMALL-MID CAP FUND – I (b)	22.17%	67.44%	12.75%	14.53%	12.30%
ANCORA/THELEN SMALL-MID CAP FUND – S (b)	22.37%	67.82%	13.04%	14.87%	10.82%
RUSSELL 2500 INDEX (c)	16.97%	57.79%	15.24%	16.35%	14.48%

a)

Inception data reflects the total return since 01/02/13 for Class I, and Russell 2500 Index and 06/19/2015 for Class S.

b)

Return figures reflect any change in price per share and assume the reinvestment of all distributions.

c)

The Russell 2500 Index, an unmanaged index, consists of 2500 stocks chosen for market size, liquidity, and industry group representation. It is market-value weighted (stock price times number of shares outstanding), with each stock’s weighting in the Index proportionate to its market value and not available for purchase. If you were to purchase the securities that make up this Index, your returns would be lower once fees and/or commissions are deducted.

d)

Data is unaudited.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

ANCORA /THELEN SMALL-MID CAP FUND

PERFORMANCE ILLUSTRATION (UNAUDITED)

The chart above assumes an initial investment of $1,000,000 made on January 2, 2013 (commencement of Fund operations) and held through June 30, 2021. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results. Performance is unaudited.

ANCORA /THELEN SMALL-MID CAP FUND

SCHEDULE OF INVESTMENTS as of June 30, 2021  (UNAUDITED)

	Shares	Value
Common Stocks - 98.57%

Aerospace & Defense - 2.35%
Arconic, Inc. (a)	115,881	$ 4,127,681
		4,127,681
Auto Components - 0.23%
Horizon Global Corp.	48,479	411,102
		411,102
Building Products - 0.62%
Masco Corp.	18,527	1,091,426
		1,091,426
Capital Markets - 5.55%
B. Riley Financial, Inc.	23,990	1,811,245
Houlihan Lokey, Inc. Class A	17,519	1,432,879
Perella Weinberg Partners	95,572	1,229,056
Raymond James Financial, Inc.	33,390	4,337,361
Westwood Holdings Group, Inc.	42,720	929,587
		9,740,128
Chemicals - 4.3%
AdvanSix, Inc.	11,890	355,035
Platform Specialty Products Corp.	185,789	4,343,747
Valvoline, Inc.	87,850	2,851,611
		7,550,393
Commercial Services & Supplies - 2.31%
IAA, Inc. (a)	28,460	1,552,208
Thryv Holdings, Inc.	70,176	2,510,196
		4,062,404
Communication Equipment - 4.06%
CommScope Holding Company, Inc.	180,340	3,843,045
Frontier Communications Parent, Inc.	50,616	1,336,262
IAC/InterActive Corp. (a)	12,660	1,951,792
		7,131,100
Construction & Engineering- 4.92%
APi Group Corp. (a) (c)	222,057	4,638,771
Arcosa, Inc.	41,716	2,450,398
Atlas Technical Consultants, Inc. Class A	160,652	1,555,111
		8,644,280
Construction Materials - 1.32%
Eagle Materials, Inc.	9,090	1,291,780
Summit Materials, Inc.	29,450	1,026,333
		2,318,112
Consumer Finance - 2.8%
Ally Financial, Inc.	37,714	1,879,666
PROG Holdings, Inc.	62,912	3,027,955
		4,907,620
Distributors - 0.54%
Weyco Group, Inc.	42,080	941,330
		941,330

See accompanying notes which are an integral part of the financial statements.

ANCORA /THELEN SMALL-MID CAP FUND

SCHEDULE OF INVESTMENTS as of June 30, 2021  (UNAUDITED) (CONTINUED)

	Shares	Value
Diversified Consumer Services - 2.74%
Frontdoor, Inc. (a)	32,140	$ 1,601,215
Terminix Global Holdings, Inc.	50,310	2,400,290
WW International, Inc.	22,561	815,355
		4,816,859
Diversified Financial Services - 1.96%
Voya Financial, Inc.	55,854	3,435,021
		3,435,021
Diversified Telecommunications - 0.61%
Iridium Communications, Inc. (a)	26,640	1,065,334
		1,065,334
Electronic Equipment - 0.63%
MasTec, Inc. (a)	10,440	1,107,684
		1,107,684
Electronic Equipment, Instruments & Comp - 2.17%
Vontier Corp.	116,840	3,806,647
		3,806,647
Energy Equipment & Services- 1.62%
ChampionX Holding Inc. (a)	111,190	2,852,024
		2,852,024
Entertainment. - 2.17%
Gaia, Inc.	102,317	1,124,464
Madison Square Garden Entertainment Corp. (a)	32,050	2,691,239
		3,815,702
Equity Real Estate Investment Trusts - 4.12%
Alpine Income Property Trust, Inc.	108,429	2,062,320
CTO Realty Growth, Inc.	20,030	1,072,006
Gaming and Leisure Properties, Inc.	39,306	1,821,047
Postal Realty Trust, Inc. Class A	51,030	930,787
PotlatchDeltic Corp.	25,379	1,348,894
		7,235,053
Food Products - 2.95%
Nomad Foods Ltd. (a)	39,050	1,103,944
Post Holdings, Inc. (a)	16,080	1,744,198
Whole Earth Brands, Inc.	161,120	2,336,240
		5,184,381
Gas Utilities - 2.93%
New Jersey Resources Corp.	15,540	614,918
UGI Corp.	97,971	4,537,037
		5,151,955
Health Care Equipment & Supplies - 0.58%
Utah Medical Products, Inc.	12,024	1,022,521
		1,022,521
Health Care Providers & Services - 3.87%
Corvel Corp. (a)	7,095	952,859
Encompass Health Corp.	5,100	397,953
Henry Schein, Inc. (a)	45,729	3,392,635
ModivCare, Inc.	5,051	859,024
The Pennant Group, Inc. (a)	29,202	1,194,362
		6,796,831

See accompanying notes which are an integral part of the financial statements.

ANCORA /THELEN SMALL-MID CAP FUND

SCHEDULE OF INVESTMENTS as of June 30, 2021  (UNAUDITED) (CONTINUED)

	Shares	Value
Hotels, Restaurants, & Leisure - 5.52%
Churchill Downs, Inc.	6,060	$ 1,201,456
Dine Brands Global, Inc.	12,876	1,149,183
Golden Entertainment, Inc.	29,140	1,305,472
J. Alexander's Holdings, Inc. C (a) (d)	95,077	1,106,696
The Wendy's Co.	15,860	371,441
Travel N Leasure	47,080	2,798,906
Wyndham Hotels & Resorts, Inc.	24,335	1,759,177
		9,692,331
Household Products - 1.47%
Spectrum Brands Holdings, Inc.	30,400	2,585,216
		2,585,216
IT Services - 6.23%
Alliance Data Systems Corp.	19,650	2,047,334
Black Knight, Inc. (a)	12,012	936,696
Concentrix Corp.	24,396	3,922,877
Information Services Group, Inc.	320,450	1,874,633
Leidos Holdings, Inc.	7,776	786,154
Unisys Corp.	54,390	1,376,611
		10,944,303
Independent Power and Renewable - 0.98%
Vistra Energy Corp.	92,280	1,711,794
		1,711,794
Interactive Media & Services - 0.17%
Vmeo	6,083	298,067
		298,067
Internet & Catalog Retail - 1.61%
Qurate Retail, Inc.	215,508	2,821,000
		2,821,000
Leisure Products - 0.49%
Brunswick Corp.	8,690	865,698
		865,698
Life Sciences Tools & Services - 1.21%
Charles River Laboratories International, Inc. (a)	5,730	2,119,642
		2,119,642
Machinery - 1.43%
LB Foster Co.	98,170	1,829,889
SPX Corp. (a)	11,105	678,293
		2,508,182
Media - 4.48%
Liberty Braves Series C (a)	88,949	2,470,114
Liberty SiriusXM Series C (a)	78,227	3,628,951
Meredith Corp.	40,768	1,770,962
		7,870,026
Metals & Mining - 1.65%
Fortitude Gold Corp.	40,220	275,507
Gold Resource Corp.	252,400	651,192
Osisko Gold Royalties Ltd	144,110	1,974,307
		2,901,006

See accompanying notes which are an integral part of the financial statements.

ANCORA /THELEN SMALL-MID CAP FUND

SCHEDULE OF INVESTMENTS as of June 30, 2021  (UNAUDITED) (CONTINUED)

	Shares	Value
Multi-Utilities- 4.97%
DTE Energy Co.	31,495	$ 4,081,752
MDU Resources Group, Inc.	148,340	4,648,976
		8,730,728
Personal Products - 1.2%
Edgewell Personal Care Co.	47,950	2,105,005
		2,105,005
Road & Rail - 0.5%
XPO Logistics, Inc.	6,320	884,105
		884,105
Specialty Retail - 4.11%
Designer Brands, Inc.	118,460	1,960,513
Express, Inc.	65,300	423,797
The Aarons Company, Inc.	93,632	2,995,288
Tuesday Morning Corp.	309,540	1,392,930
Urban Outfitters, Inc.	10,770	443,939
		7,216,467
Textiles, Apparel & Luxury Goods - 3.54%
Kontoor Brands, Inc.	32,120	1,811,889
Wolverine World Wide, Inc.	131,092	4,409,935
		6,221,824
Thrifts & Mortgage Finance - 3.17%
Columbia Financial, Inc. (a)	218,223	3,757,800
Federal Agricultural Mortgage Corp.	4,290	424,281
Kearny Financial Corp.	115,220	1,376,879
		5,558,960
Trading Companies & Distributors - 0.45%
Transcat, Inc. (a)	14,037	793,231
		793,231

TOTAL COMMON STOCKS (Cost $124,645,480)		173,043,173

Money Market Funds - 0.88%
First American Funds Government Obligation Class Y 0.89% (b)	1,547,244	1,547,244
TOTAL MONEY MARKET FUNDS (Cost $1,547,244)		1,547,244

TOTAL INVESTMENTS (Cost $126,192,724) 99.45%		174,590,417

Other Assets In Excess of Liabilities - 0.55%		957,860

TOTAL NET ASSETS - 100.00%		$175,548,277

(a) Non-Income producing.

(b) Variable rate security; the coupon rate shown represents the 7-day yield as of June 30, 2021.

(c) ADR - American Depository Receipt

(d) Adviser owns more than 5% of the outstanding voting shares of the company and is considered an affiliated security.

See accompanying notes which are an integral part of the financial statements.

ANCORA MICROCAP FUND

INVESTMENT OBJECTIVE:

THE ANCORA MICROCAP FUND SEEKS TO OBTAIN CAPITAL APPRECIATION.

PORTFOLIO MANAGER:

Michael Santelli

Managing Director – Microcap Equities, Ancora Advisors

_________________________

NET ASSETS:

$15.3 MILLION*

_________________________

INCEPTION DATE:

SEPTEMBER 2, 2008

_________________________

TICKERS:

CLASS I – ANCIX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS I – $5,000

* As of June 30, 2021

TOP HOLDINGS: JUNE 30, 2021 (d)
NAME	% OF NET ASSETS
First American Funds Institutional Government Fund Class Y	7.28%
Vaalco Energy, Inc.	4.69%
Adams Resources & Energy, Inc.	3.81%
Donnelley Financial Solutions, Inc.	2.93%
Orion Group Holdings, Inc.	2.90%
Acacia Research Corp.	2.78%
Coffee Holding Company, Inc.	2.75%
First Internet Bancorp	2.62%
Computer Task Group, Inc.	2.43%
Postal Realty Trust, Inc.	2.40%

SECTOR DIVERSIFICATION: JUNE 30, 2021 (d)
NAME	% OF TOTAL INVESTMENTS
Financials	24.06%
Industrials	20.31%
Information Technology	15.34%
Energy	11.53%
Consumer Discretionary	8.91%
Money Market Funds	7.26%
Consumer Staples	4.25%
Materials	3.83%
Real Estate	2.39%
Health Care	2.12%

TOTAL RETURNS: JUNE 30, 2021 (d)
	YTD 2021	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS	SINCE INCEP(a)
ANCORA MICROCAP FUND - I(b)	39.07%	85.14%	5.71%	11.88%	9.63%	9.82%
RUSSELL MICROCAP INDEX(c)	29.02%	75.77%	14.47%	18.14%	13.06%	11.05%

a)

Inception data reflects the annualized return since 09/02/08.

b)

Return figures reflect any change in price per share and assume the reinvestment of all distributions.

c)

The Russell Microcap Index measures the performance of the Microcap segment of the U.S. equity market. It makes up less than 3% of the U.S. equity market. It includes 1,000 of the smallest securities in the small-cap Russell 2000 Index based on a combination of their market cap and current index membership. If you were to purchase the securities that make up this index, your return would be lower once fees and/or commissions are deducted.

d)

Data is unaudited.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

ANCORA MICROCAP FUND

PERFORMANCE ILLUSTRATION (UNAUDITED)

The chart above assumes an initial investment of $10,000 made on September 2, 2008 (commencement of Fund operations) and held through June 30, 2021. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results. Performance is unaudited.

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS as of June 30, 2021  (UNAUDITED)

	Shares	Value
Common Stocks - 92.93%

Aerospace & Defense - 1.87%
AerSale Corp.	11,583	$ 144,324
CPI Aerostructures, Inc.	40,119	142,422
		286,747
Banks - 6.63%
The First of Long Island Corp.	4,963	105,364
First Internet Bancorp (a)	12,948	401,129
Meridian Corp.	5,789	151,961
Northrim BanCorp, Inc.	3,932	168,093
TriState Capital Holdings, Inc. (a)	9,325	190,137
		1,016,685
Capital Markets - 9.46%
180 Degree Capital Corp.	39,195	315,912
Cowen, Inc. Class A	4,437	182,139
Diamond Hill Investment Group, Inc. Class A	1,418	237,246
Donnelley Financial Solutions, Inc.	13,604	448,932
Heritage Global, Inc.	105,051	265,779
		1,450,007
Chemicals - 2.19%
Advanced Emissions Solutions, Inc.	13,878	102,836
Landec Corp.	20,631	232,099
		334,935
Commercial Services & Supplies - 1.93%
Perma-Fix Environmental Services, Inc.	41,388	295,924
		295,924
Communication Equipment- 2.41%
Aviat Networks, Inc. (a)	6,747	221,099
PCTEL, Inc.	22,658	148,410
		369,509
Construction & Engineering - 5.12%
Concrete Pumping Holdings, Inc.	16,713	141,559
Orion Group Holdings, Inc.	77,231	444,078
Sterling Construction Co., Inc.	8,224	198,445
		784,082
Hotels, Restaurants & Leisure - 0.51%
Hall of Fame Resort & Entertainment Co.	19,773	77,708
		77,708
Distributors - 1.68%
VOXX International Corp. (a)	18,399	257,770
		257,770
Diversified Financial Services - 2.38%
TIPTREE, Inc. (a)	39,214	364,690
		364,690
Electrical Equipment, Instruments & Comp - 2.87%
Iteris, Inc (a)	14,286	95,002
Key Tronic Corp.	28,805	187,809
Richardson Electronics Ltd.	18,813	156,336
		439,147

See accompanying notes which are an integral part of the financial statements.

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS as of June 30, 2021  (UNAUDITED) (CONTINUED)

	Shares	Value
Electronic Equipment, Instruments & Comp - 11.97%
Coda Octopus Group, Inc.	15,431	$ 133,478
		133,478
Energy Equipment & Services-1.44%
Dawson Geophysical Co. (a)	24,673	64,397
Independence Contract Drilling, Inc.	10,409	44,655
Profire Energy, Inc.	194,677	219,985
		329,036
Equity Real Estate Investment Trusts - 2.4%
Postal Realty Trust, Inc.	20,140	367,354
		367,354
Food Products - 2.75%
Coffee Holding Company, Inc. (a) (c)	78,329	420,627
		420,627
Health Care Equipment & Supplies - 0.64%
Invacare Corp. (a)	8,793	70,960
Lensar, Inc.	3,084	26,707
		97,667
Health Care Providers & Services - 1.49%
Ontrak, Inc.	1,424	46,252
Psychemedics Corp.	26,088	181,572
		227,824
Household Durables - 1.73%
Flexsteel Industries, Inc.	6,279	253,609
Zagg/Cvr.Us	71,453	10,718
		264,327
IT Services - 3.21%
Computer Task Group, Inc.	38,481	372,111
PFSweb, Inc.	16,275	120,110
		492,221
Insurance - 3.12%
Crawford & Co. (CRD-A)	3,778	34,266
Hallmark Financial Services, Inc.	39,757	176,919
United Insurance Holdings Corp. (a)	46,921	267,450
		478,635
Internet Software & Services - 0.88%
Points International Ltd.	7,776	135,147
		135,147
Machinery - 3.15%
Graham Corp.	14,033	193,094
LB Foster Co.	15,505	289,013
		482,107
Marine - 3.17%
Eagle Bulk Shipping, Inc.	4,560	215,779
Genco Shipping & Trading Ltd.	14,280	269,606
		485,386
Metals & Mining -0.95%
Endeavour Silver Corp. (a)	27,796	170,112
Olympic Steel, Inc. (a)	5,785	170,021
Universal Stainless & Alloy Products, Inc. (a)	14,327	144,989
		485,122

See accompanying notes which are an integral part of the financial statements.

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS as of June 30, 2021  (UNAUDITED) (CONTINUED)

	Shares	Value
Oil, Gas & Consumable Fuels - 9.4%
Adams Resources & Energy, Inc. (a)	21,083	$ 583,788
Teekay Tankers Ltd. (a)	9,625	138,793
Vaalco Energy, Inc. (a)	221,045	718,396
		1,440,977
Professional Services - 5.12%
Acacia Research Corp. (a)	62,993	425,833
BG Staffing, Inc.	29,108	359,193
		785,025
Semiconductors & Semiconductor Equipment- 3.25%
Amtech Systems, Inc. (a)	36,769	354,453
AXT, Inc. (a)	13,064	143,443
		497,896
Software - 0.66%
Allot Communications Ltd. (a)	5,062	100,379
		100,379
Specialty Retail - 0.78%
Tandy Leather Factory, Inc. (a)	23,907	119,535
		119,535
Technology Harware, Storage & Peripheral Total - 2.1%
Immersion Corp.	8,900	78,053
INTEVAC, Inc.	36,209	244,049
		322,102
Textiles, Apparel, & Luxury Goods - 3.13%
Lakeland Industries, Inc. (a)	15,667	349,844
Movado Group, Inc. (a)	4,108	129,279
		479,123
Thrifts & Mortgage Finance - 2.73%
Federal Agricultural Mortgage Corp.	1,873	185,240
Trustco Bank Corp. (a)	6,797	233,667
		418,907

TOTAL COMMON STOCKS (Cost $10,845,260)		14,240,077

Money Market Funds - 7.28%
First American Funds Government Obligation Class Y 0.89% (b)		1,114,818
TOTAL MONEY MARKET FUNDS (Cost $1,114,818)		1,114,818

TOTAL INVESTMENTS (Cost $11,960,077) 100.21%		15,354,895

Liabilities In Excess of Other Assets - -0.21%		(31,825)

TOTAL NET ASSETS - 100.00%		$ 15,323,070

(a) Non-Income producing.

(b) Variable rate security; the coupon rate shown represents the 7-day yield as of June 30, 2021.

(c) Adviser owns more than 5% of the outstanding voting shares of the company and is considered an affiliated security.

See accompanying notes which are an integral part of the financial statements.

ANCORA DIVIDEND VALUE EQUITY FUND

 INVESTMENT OBJECTIVE:

THE ANCORA DIVIDEND VALUE EQUITY FUND SEEKS TO PROVIDE GROWTH OF INCOME AND LONG-TERM CAPITAL APPRECIATION.

PORTFOLIO MANAGERS:

Sonia Mintun

David Sowerby

Tom Kennedy

Portfolio Manager, Ancora Advisors

_________________________

NET ASSETS:

$32.4 MILLION*

_________________________

INCEPTION DATE:

May 7, 2019

_________________________

TICKERS:

CLASS I – ADEIX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS I – $5,000

* As of June 30, 2021

TOP HOLDINGS: JUNE 30, 2021 (d)
NAME	% OF NET ASSETS
Bank of America Corp.	4.90%
JP Morgan Chase & Co.	4.49%
Honeywell International, Inc.	4.13%
Citizens Financial Group, Inc.	4.11%
Microsoft Corp.	3.98%
Apple, Inc.	3.81%
Chevron Corp.	3.73%
The Home Depot, Inc.	3.59%
Walt Disney Co.	3.46%
Johnson & Johnson	3.39%

SECTOR DIVERSIFICATION: JUNE 30, 2021 (d)
NAME	% OF TOTAL INVESTMENTS
Financials	21.82%
Information Technology	17.55%
Health Care	16.77%
Consumer Discretionary	13.11%
Industrials	10.37%
Energy	5.18%
Consumer Staples	4.70%
Materials	4.43%
Communication Services	3.46%
Real Estate	2.28%
Money Market Funds	0.34%

TOTAL RETURNS: JUNE 30, 2021 (d)
	YTD 2021	ONE YEAR	SINCE INCEP(a)
ANCORA DIVIDEND VALUE EQUITY - I(b)	13.14%	38.65%	16.66%
RUSSELL 1000 VALUE INDEX(c)	17.05%	43.68%	13.84%

a)

Inception data reflects the return since 05/07/2019.

b)

Return figures reflect any change in price per share and assume the reinvestment of all distributions.

c)

The Russell 1000 Value Index is designed to be a measure of the large and mid-sized capitalization companies in the United States equities market.  The index is a composite of roughly 1,000 securities issued by the largest companies in the U.S. in terms of market capitalization.  The Russell 1000 Value Index is a subset of the securities found in the Russell 1000.

d)

Data is unaudited.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

ANCORA DIVIDEND VALUE EQUITY FUND

PERFORMANCE ILLUSTRATION (UNAUDITED)

The chart above assumes an initial investment of $1,000,000 made on May 7, 2019 (commencement of Fund operations) and held through June 30, 2021. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results. Performance is unaudited.

ANCORA DIVIDEND VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS as of June 30, 2021  (UNAUDITED)

	Shares	Value
Common Stocks - 99.7%

Aerospace & Defense - 3.17%
L3Harris Technologies, Inc.	4,750	$ 1,026,713
		1,026,713
Automobiles - 1.22%
General Motors Co.	6,650	393,481
		393,481
Banks - 13.51%
Bank of America Corp.	38,460	1,585,706
Citizens Financial Group, Inc.	29,000	1,330,230
JP Morgan Chase & Co.	9,350	1,454,299
		4,370,235
Biotechnology - 2.88%
Amgen, Inc.	3,825	932,344
		932,344
Capital Markets - 5.02%
BlackRock, Inc.	1,050	918,719
Houlihan Lokey, Inc.	8,625	705,439
		1,624,157
Chemicals - 4.43%
Air Products and Chemicals, Inc.	2,705	778,174
Eastman Chemical Co.	5,615	655,551
		1,433,726
Communications Equipment - 1.87%
Cisco Systems, Inc.	11,425	605,525
		605,525
Consumer Finance - 3.3%
Discover Financial Services	9,035	1,068,750
		1,068,750
Electrical Equipment - 3.07%
Eaton Corporation Plc.	6,700	992,806
		992,806
Entertainment - 3.46%
Disney Walt Co.	6,365	1,118,776
		1,118,776
Equity Real Estate Investment Trusts-2.29%
Weyerhaeuser Co.	21,485	739,514
		739,514
Food Products - 3.17%
Nestlé S.A. (a)	8,225	1,025,987
		1,025,987
Health Care Equipment & Supplies-2.28%
Medtronic, Inc.	5,935	736,712
		736,712
Health Care Providers & Services - 5.5%
CVS Health Corp.	12,685	1,058,436
UnitedHealth Group, Inc.	1,800	720,792
		1,779,228

See accompanying notes which are an integral part of the financial statements.

ANCORA DIVIDEND VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS as of June 30, 2021  (UNAUDITED) (CONTINUED)

	Shares	Value
Hotels, Restaurants & Leisure - 5.97%
Marriott International, Inc.	3,325	$ 453,929
McDonalds Corp.	4,125	952,834
Wyndham Hotels & Resorts, Inc.	7,245	523,741
		1,930,504
Household Products - 1.53%
Procter & Gamble Co.	3,675	495,868
		495,868
IT Services - 2.53%
Accenture Plc.	2,775	818,042
		818,042
Industrial Conglomerates - 4.13%
Honeywell International, Inc.	6,100	1,338,035
		1,338,035
Oil, Gas & Consumable Fuels - 5.18%
Chevron Corp.	11,510	1,205,557
EOG Resources, Inc.	5,630	469,767
		1,675,325
Pharmaceuticals - 6.12%
AbbVie, Inc.	7,840	883,098
Johnson & Johnson	6,655	1,096,345
		1,979,442
Semiconductors & Semiconductor Equipment - 5.37%
Broadcom, Inc.	2,175	1,037,127
Texas Instruments, Inc.	3,640	699,972
		1,737,099
Software - 3.98%
Microsoft Corp.	4,750	1,286,775
		1,286,775
Specialty Retail - 3.59%
The Home Depot, Inc.	3,645	1,162,354
		1,162,354
Technology Harware, Storage & Peripheral - 3.81%
Apple, Inc.	9,000	1,232,640
		1,232,640
Textiles, Apparel & Luxury Goods - 2.34%
NIKE, Inc.	4,900	757,001
		757,001

TOTAL COMMON STOCKS (Cost $23,242,898)		32,261,037

Money Market Funds - 0.34%
First American Funds Government Obligation Class Y 0.89% (b)	109,134	109,134
TOTAL MONEY MARKET FUNDS (Cost $109,134)		109,134

TOTAL INVESTMENTS (Cost $23,352,032) 100.03%		32,370,170

Liabilities In Excess of Other Assets - -0.03%		(10,747)

TOTAL NET ASSETS - 100.00%		$ 32,359,423

(a) ADR - American Depository Receipt

(b) Variable rate security; the coupon rate shown represents the 7-day yield as of June 30, 2021.

See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

STATEMENTS OF ASSETS & LIABILITIES – As of June 30, 2021 (Unaudited)

	Ancora Income Fund	Ancora/Thelen Small-Mid Cap Fund	Ancora MicroCap Fund	Ancora Dividend Value Equity Fund

Assets
Investments in securities:
At Cost	$ 24,926,080	$ 125,258,020	$ 11,633,701	$23,352,032
At Fair Value	$ 27,004,200	$ 173,483,721	$ 14,934,268	$32,370,170

Investments in Affiliated Securities:
At Cost	$ -	$ 934,704	$ 326,376	$ -
At Fair Value	$ -	$ 1,106,696	$ 420,627	$ -

Cash	-	-	1,000	-
Dividends and interest receivable	76,843	168,026	4,039	13,020
Receivable for investments sold	-	1,611,186	-	37
Shareholder subscription receivable	-	32	22	-
Prepaid expenses	17,556	32,301	11,472	10,874
Total assets	27,098,599	176,401,962	15,371,428	32,394,101

Liabilities
Payable for investments purchased	-	438,134	-	-
Shareholder redemptions payable	-	246,258	30,000	10,000
Payable to advisor	10,920	133,544	4,576	7,699
Administration fees payable	2,184	14,614	1,281	2,673
Shareholder servicing fees payable	218	961	128	267
Trustee fees payable	2,272	2,273	2,027	2,272
Accrued expenses	10,833	17,901	10,346	11,767
Total liabilities	26,427	853,685	48,358	34,678

Net Assets:	$ 27,072,172	$ 175,548,277	$ 15,323,070	$32,359,423
(unlimited number of shares authorized, no par value)

Net Assets consist of:
Paid in capital	26,804,090	106,907,195	14,659,179	23,693,207
Distributable Earnings (Accumulated Deficit)	268,082	68,641,082	663,891	8,666,216

Net Assets	$ 27,072,172	$ 175,548,277	$ 15,323,070	$32,359,423

Class I:

Net assets applicable to Class I shares	$ 27,072,172	$ 114,841,642	$ 15,323,070	$32,359,423

Shares outstanding (unlimited number of shares	3,352,713	5,344,097	1,008,314	2,385,743
authorized, no par value)

Net asset value, offering price, and	$ 8.07	$ 21.49	$ 15.20	$ 13.56
redemption price per share

Minimum Redemption Price Per Share (a) (NAV * 98%)	$ 7.91	$ 21.06	$ 14.90	$ 13.29

Class S:

Net assets applicable to Class S shares	$ -	$ 60,706,635	$ -	$ -

Shares outstanding (unlimited number of shares	-	2,761,109	-	-
authorized, no par value)

Net asset value, offering price, and	$ -	$ 21.99	$ -	$ -
redemption price per share

Minimum Redemption Price Per Share (a) (NAV * 98%)	$ -	$ 21.55	$ -	$ -

(a) The Funds will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

STATEMENTS OF OPERATIONS – For the six months ended June 30, 2021 (Unaudited)

	Ancora Income Fund	Ancora/Thelen Small-Mid Cap Fund	Ancora MicroCap Fund	Ancora Dividend Value Equity Fund

Investment Income
Dividend income (a)	$ 688,566	$ 1,006,817	$ 65,494	$ 334,176
Total Income	688,566	1,006,817	65,494	334,176

Expenses
Investment advisor fee	55,238	825,005	69,960	114,971
Shareholder servicing account expenses
Class I	1,184	5,416	700	1,533
Fund accounting expenses	11,868	32,444	12,072	16,767
Transfer agent expenses	4,637	4,636	4,637	4,637
Legal expenses	9,645	7,752	9,618	9,415
Administration expenses	11,837	82,500	6,996	15,330
Insurance expenses	5,439	5,439	5,439	5,920
Custodian expenses	2,750	11,065	2,715	2,065
Auditing expenses	2,772	2,591	3,625	3,893
Printing expenses	508	906	606	579
Trustees expenses	11,939	11,939	11,694	11,939
Miscellaneous expenses	1,773	2,110	2,115	2,038
Registration expenses	3,190	16,735	3,140	2,504
Total Expenses	122,780	1,008,538	133,317	191,591
Waived Fees	-	(61,213)	(21,381)	(38,296)
Net Expenses	122,780	947,325	111,936	153,295

Net Investment Income (Loss)	565,786	59,492	(46,442)	180,881

Net Realized & Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investment securities	182,322	20,709,561	1,062,944	165,179
Net change in unrealized appreciation on unaffiliated investment securities	834,570	11,366,265	3,125,590	3,441,077
Net change in unrealized appreciation on affiliated investment securities	-	-	26,507	-
Net realized and unrealized gain (loss) on investment securities	1,016,892	32,075,826	4,215,041	3,606,256
Net increase (decrease) in net assets resulting from operations	$ 1,582,678	$32,135,318	$ 4,168,599	$ 3,787,137

(a) Net of foreign taxes withheld $0, $1,273, $0, and $3,700, respectively

See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS

	Ancora Income Fund

	(Unaudited)
	Six Months Ended	Year Ended
	June 30, 2021	December 31, 2020
Increase (decrease) in Net Assets from Operations
Net investment income	$ 565,786	$ 794,715
Net realized gain (loss) on unaffiliated investment securities	182,322	(1,990,480)
Capital gain distributions from investment companies	-	-
Change in net unrealized appreciation on unaffiliated investment securities	834,570	365,158
Net increase (decrease) in net assets resulting from operations	1,582,678	(830,607)

Distributions
From distribution to shareholders - Class I	(552,201)	(794,715)
From return of capital - Class I	-	(603,878)
Total distributions	(552,201)	(1,398,593)

Capital Share Transactions - Class I
Proceeds from sale of shares	7,062,501	9,501,438
Shares issued in reinvestment of dividends	515,038	1,119,410
Redemption fees	242	2,358
Shares redeemed	(1,607,243)	(24,438,479)
	5,970,538	(13,815,273)
Net increase (decrease) in net assets resulting
from capital share transactions	5,970,538	(13,815,273)

Total increase (decrease) in net assets	7,001,015	(16,044,473)

Net Assets
Beginning of period	$ 20,071,157	$ 36,115,630
End of period	$ 27,072,172	$ 20,071,157

Capital Share Transactions - I Shares
Shares sold	896,590	1,277,160
Shares issued in reinvestment of distributions	65,324	151,739
Shares repurchased	(202,152)	(3,394,902)
Net increase (decrease) from capital share transactions	759,762	(1,966,003)

See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS

	Ancora/Thelen Small-Mid Cap Fund

	(Unaudited)
	Six Months Ended	Year Ended
	June 30, 2021	December 31, 2020
Increase in Net Assets from Operations
Net investment income	$ 59,492	$ 643,146
Net realized gain on unaffiliated investment securities	20,709,561	1,827,979
Net realized gain on affiliated investment securities	-	-
Change in net unrealized appreciation on unaffiliated investment securities	11,366,265	12,021,990
Change in net unrealized appreciation (depreciation) on affiliated investment securities	-	(215,825)
Net increase in net assets resulting from operations	32,135,318	14,277,290

Distributions
From distribution to shareholders - Class I	-	(259,529)
From distribution to shareholders - Class S	-	(252,763)
Total distributions	-	(512,292)

Capital Share Transactions - Class I
Proceeds from sale of shares	4,625,171	9,895,702
Shares issued in reinvestment of dividends	-	251,791
Redemption fees	2,117	186
Shares redeemed	(5,319,050)	(19,064,107)
	(691,762)	(8,916,428)
Capital Share Transactions - Class S
Proceeds from sale of shares	3,658,066	3,418,579
Shares issued in reinvestment of dividends	-	249,191
Shares redeemed	(4,316,661)	(2,894,751)
	(658,595)	773,019
Net decrease in net assets resulting
from capital share transactions	(1,350,357)	(8,143,409)

Total increase in net assets	30,784,961	5,621,589

Net Assets
Beginning of period	$ 144,763,316	$ 139,141,727
End of period	$ 175,548,277	$ 144,763,316

Capital Share Transactions - I Shares
Shares sold	228,890	717,563
Shares issued in reinvestment of distributions	-	14,380
Shares repurchased	(257,419)	(1,434,903)
Net decrease from capital share transactions	(28,529)	(702,960)

Capital Share Transactions - S Shares
Shares sold	174,123	251,748
Shares issued in reinvestment of distributions	-	13,921
Shares repurchased	(210,615)	(182,263)
Net increase (decrease) from capital share transactions	(36,492)	83,406

See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

STATEMENT OF CHANGES IN NET ASSETS

	Ancora MicroCap Fund

	(Unaudited)
	Six Months Ended	Year Ended
	June 30, 2021	December 31, 2020
Increase (decrease) in Net Assets from Operations
Net investment loss	$ (46,442)	$ (64,139)
Net realized gain (loss) on unaffiliated investment securities	1,062,944	(2,944,521)
Net realized gain on affiliated investment securities	-	-
Change in net unrealized appreciation on unaffiliated investment securities	3,125,590	2,165,483
Change in net unrealized appreciation (depreciation) on affiliated investment securities	26,507	(66,015)
Net increase (decrease) in net assets resulting from operations	4,168,599	(909,192)

Distributions
From distributions to shareholders - Class I	-	-
Total distributions	-	-

Capital Share Transactions - Class I
Proceeds from sale of shares	983,607	885,453
Shares issued in reinvestment of dividends	-	-
Redemption fees	636	-
Shares redeemed	(475,276)	(7,890,899)
	508,967	(7,005,446)
Net increase (decrease) in net assets resulting
from capital share transactions	508,967	(7,005,446)

Total increase (decrease) in net assets	4,677,566	(7,914,638)

Net Assets
Beginning of period	$ 10,645,504	$ 18,560,142
End of period	$ 15,323,070	$ 10,645,504

Capital Share Transactions - I Shares
Shares sold	67,649	104,908
Shares issued in reinvestment of distributions	-	-
Shares repurchased	(33,368)	(907,485)
Net increase (decrease) from capital share transactions	34,281	(802,577)

See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

STATEMENT OF CHANGES IN NET ASSETS

	Ancora Dividend Value Equity Fund

	(Unaudited)
	Six Months Ended	Year Ended
	June 30, 2021	December 31, 2020
Increase in Net Assets from Operations
Net investment income	$ 180,881	$ 339,739
Net realized gain (loss) on unaffiliated investment securities	165,179	(632,149)
Change in net unrealized appreciation on unaffiliated investment securities	3,441,077	3,550,019
Net increase in net assets resulting from operations	3,787,137	3,257,609

Distributions
From distribution to shareholders - Class I	(142,728)	(340,229)
Total distributions	(142,728)	(340,229)

Capital Share Transactions - Class I
Proceeds from sale of shares	1,300,813	7,854,601
Shares issued in reinvestment of dividends	141,722	337,657
Redemption fees	1,112	941
Shares redeemed	(1,566,609)	(3,113,561)
	(122,962)	5,079,638
Net increase (decrease) in net assets resulting
from capital share transactions	(122,962)	5,079,638

Total increase in net assets	3,521,447	7,997,018

Net Assets
Beginning of period	$ 28,837,976	$ 20,840,958
End of period	$ 32,359,423	$ 28,837,976

Capital Share Transactions - I Shares
Shares sold	100,557	810,490
Shares issued in reinvestment of distributions	10,734	32,465
Shares repurchased	(121,327)	(306,700)
Net increase (decrease) from capital share transactions	(10,036)	536,255

See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout each period/year

Ancora Income Fund
	(Unaudited)
	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS I SHARES	6/30/2021	12/31/2020	12/31/2019	12/31/2018	12/31/2017	12/31/2016
Selected Per Share Data
Net asset value, beginning of period/year	$ 7.74	$ 7.92	$ 7.42	$ 8.19	$ 8.13	$ 8.15

Income from investment operations
Net investment income (a)	0.19	0.25	0.30	0.30	0.31	0.33
Net realized and unrealized gain (loss)	0.32	0.01(f)	0.68	(0.57)	0.26	0.17
Total from investment operations	0.51	0.26	0.98	(0.27)	0.57	0.50

Less Distributions to shareholders:
From net investment income	(0.18)	(0.23)	(0.35)	(0.32)	(0.32)	(0.31)
From net realized gain	-	-	-	-	(0.07)	(0.04)
From return of capital	-	(0.21)	(0.13)	(0.18)	(0.12)	(0.17)
Total distributions	(0.18)	(0.44)	(0.48)	(0.50)	(0.51)	(0.52)

Paid in capital from redemption fees	- (e)	- (e)	- (e)	- (e)	- (e)	- (e)

Net asset value, end of period/year	$ 8.07	$ 7.74	$ 7.92	$ 7.42	$ 8.19	$ 8.13

Total Return (b)	6.67%(h)	3.72%	13.46%	(3.40)%	7.14%	6.21%

Ratios and Supplemental Data
Net assets, end of period/year (000)	$ 27,072	$20,071	$36,116	$28,088	$33,166	$19,880
Ratio of expenses to average net assets (c)	1.04%(g)	1.29%	1.28%	1.29%	1.28%	1.28%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.04%(g)	1.54%	1.53%	1.49%	1.41%	1.43%
Ratio of net investment income (loss) to
average net assets (c)(d)	4.77%(g)	3.39%	3.82%	3.78%	3.76%	4.04%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c)(d)	4.77%(g)	3.13%	3.57%	3.57%	3.63%	3.90%
Portfolio turnover rate	21.00%(h)	84.20%	103.17%	56.98%	54.84%	76.34%

(a) Net investment income per share is based on average shares outstanding.

(b)  Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e) Amount is less than $0.005.

(f) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(g) Annualized

(h) Not Annualized

See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout each period/year

Ancora/Thelen Small-Mid Cap Fund
	(Unaudited)
	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS I SHARES	6/30/2021	12/31/2020	12/31/2019	12/31/2018	12/31/2017	12/31/2016
Selected Per Share Data
Net asset value, beginning of period/year	$ 17.59	$ 15.73	$ 12.60	$ 15.55	$ 14.04	$ 12.06

Income from investment operations
Net investment income (a)	(0.00)(e)	0.06	0.00(e)	0.00(e)	0.07	0.00(e)
Net realized and unrealized gain (loss)	3.90	1.85	3.14	(1.99)	2.61	2.00
Total from investment operations	3.90	1.91	3.14	(1.99)	2.68	2.00

Less Distributions to shareholders:
From net investment income	-	(0.05)	(0.01)	(0.03)	(0.05)	(0.02)
From net realized gain	-	-	-	(0.93)	(1.12)	-
From return of capital	-	-	-	-	-	-
Total distributions	-	(0.05)	(0.01)	(0.96)	(1.17)	(0.02)

Paid in capital from redemption fees	- (e)	- (e)	- (e)	- (e)	- (e)	- (e)

Net asset value, end of period/year	$ 21.49	$ 17.59	$ 15.73	$ 12.60	$ 15.55	$ 14.04

Total Return (b)	22.17%(g)	12.13%	24.90%	(12.69)%	19.05%	16.58%

Ratios and Supplemental Data
Net assets, end of period/year (000)	$ 114,842	$94,483	$95,539	$ 81,001	$84,308	$61,691
Ratio of expenses to average net assets (c)	1.22%(f)	1.26%	1.27%	1.27%	1.32%	1.32%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.22%(f)	1.26%	1.27%	1.27%	1.32%	1.32%
Ratio of net investment income (loss) to
average net assets (c)(d)	(0.01)%(f)	0.44%	0.03%	(0.01)%	0.46%	0.03%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c)(d)	(0.01)%(f)	0.44%	0.03%	(0.01)%	0.46%	0.03%
Portfolio turnover rate	35.19%(g)	77.21%	92.93%	51.97%	60.96%	80.25%

(a) Net investment income per share is based on average shares outstanding.

(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e) Amount is less than $0.005.

(f) Annualized

(g) Not Annualized

See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout each period/year

Ancora MicroCap Fund
	(Unaudited)
	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS I SHARES	6/30/2021	12/31/2020	12/31/2019	12/31/2018	12/31/2017	12/31/2016
Selected Per Share Data
Net asset value, beginning of period/year	$ 10.93	$ 10.45	$ 9.55	$ 14.09	$ 12.87	$ 11.20

Income from investment operations
Net investment income (loss) (a)	(0.05)	(0.05)	(0.09)	(0.09)	(0.14)	0.03
Net realized and unrealized gain (loss)	4.32	0.53	1.15	(3.10)	2.46	1.85
Total from investment operations	4.27	0.48	1.06	(3.19)	2.32	1.88

Less Distributions to shareholders:
From net investment income	-	-	-	-	- (c)	(0.03)
From net realized gain	-	-	(0.16)	(1.35)	(1.10)	(0.18)
Total distributions	-	-	(0.16)	(1.35)	(1.10)	(0.21)

Paid in capital from redemption fees	-	-	- (c)	- (c)	- (c)	- (c)

Net asset value, end of period/year	$ 15.20	$ 10.93	$ 10.45	$ 9.55	$ 14.09	$ 12.87

Total Return (b)	39.07%(f)	4.59%	11.09%	(22.37)%	18.00%	16.73%

Ratios and Supplemental Data
Net assets, end of period/year (000)	$ 15,323	$10,646	$18,560	$ 18,164	$ 22,023	$16,195
Ratio of expenses to average net assets	1.60%(e)	1.60%	1.60%	1.55%	1.60%	1.60%
Ratio of expenses to average net assets
before waiver & reimbursement	1.90%(e)	1.97%	1.72%	1.55%	1.60%	1.65%
Ratio of net investment income (loss) to
average net assets	(0.66)%(e)	(0.54)%	(0.82)%	(0.66)%	(0.98)%	0.28%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement	(0.97)%(e)	(0.91)%	(0.94)%	(0.66)%	(0.98)%	0.22%
Portfolio turnover rate	45.01%(f)	19.95%	25.56%	31.20%	35.15%(d)	13.60%

(a) Net investment income (loss) per share is based on average shares outstanding.

(b)  Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) Amount is less than $0.005.

(d) Excludes the impact of in-kind transactions.

(e) Annualized

(f) Not Annualized

See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout each period/year

Ancora Dividend Value Equity Fund
	(Unaudited)
	Six Months Ended	Year Ended	Period Ended
CLASS I SHARES	6/30/2021	12/31/2020	12/31/2019 (g)
Selected Per Share Data
Net asset value, beginning of year/period	$ 12.04	$ 11.21	$ 10.00

Income from investment operations
Net investment income (a)	0.08	0.15	0.11
Net realized and unrealized gain	1.50	0.83	1.19
Total from investment operations	1.58	0.98	1.30

Less Distributions to shareholders:
From net investment income	(0.06)	(0.14)	(0.09)
From net realized gain	-	(0.01)	-
From return of capital	-	-	-
Total distributions	(0.06)	(0.15)	(0.09)

Paid in capital from redemption fees	- (h)	- (h)	- (h)

Net asset value, end of year/period	$ 13.56	$ 12.04	$ 11.21

Total Return (b)	13.14%(f)	8.95%	12.98%(f)

Ratios and Supplemental Data
Net assets, end of year/period (000)	$ 32,359	$ 28,838	$ 20,841
Ratio of expenses to average net assets (c)	1.00%(e)	1.00%	1.00%(e)
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.25%(e)	1.33%	1.40%(e)
Ratio of net investment income (loss) to
average net assets (c)(d)	1.18%(e)	1.47%	1.56%(e)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c)(d)	0.93%(e)	1.14%	1.16%(e)
Portfolio turnover rate	5.00%(f)	9.50%	12.54%(f)

(a) Net investment income per share is based on average shares outstanding.

(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e) Annualized

(f) Not Annualized

(g) For period May 7, 2019 (commencement of operations) through December 31, 2019.

(h) Amount is less than $0.005.

See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout each period/year

Ancora/Thelen Small-Mid Cap Fund
	(Unaudited)
	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS S SHARES	6/30/2021	12/31/2020	12/31/2019	12/31/2018	12/31/2017	12/31/2016
Selected Per Share Data
Net asset value, beginning of period/year	$ 17.97	$ 16.06	$ 12.86	$ 15.85	$ 14.29	$ 12.23

Income from investment operations
Net investment income (a)	0.02	0.11	0.04	0.05	0.12	0.05
Net realized and unrealized gain (loss)	4.00	1.89	3.21	(2.06)	2.66	2.03
Total from investment operations	4.02	2.00	3.25	(2.01)	2.78	2.08

Less Distributions to shareholders:
From net investment income	-	(0.09)	(0.05)	(0.05)	(0.10)	(0.02)
From net realized gain	-	-	-	(0.93)	(1.12)	-
From return of capital	-	-	-	-	-	-
Total distributions	-	(0.09)	(0.05)	(0.98)	(1.22)	(0.02)

Net asset value, end of period/year	$ 21.99	$ 17.97	$ 16.06	$ 12.86	$ 15.85	$ 14.29

Total Return (b)	22.37%(f)	12.46%	25.24%	(12.53)%	19.45%	16.97%

Ratios and Supplemental Data
Net assets, end of period/year (000)	$ 60,707	$50,281	$43,603	$ 26,573	$ 8,846	$ 7,267
Ratio of expenses to average net assets (c)	1.00%(e)	1.00%	1.00%	1.00%	1.00%	0.99%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.22%(e)	1.25%	1.25%	1.27%	1.31%	1.31%
Ratio of net investment income (loss) to
average net assets (c)(d)	0.22%(e)	0.75%	0.29%	0.36%	0.79%	0.34%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c)(d)	0.01%(e)	0.49%	0.04%	0.09%	0.48%	0.01%
Portfolio turnover rate	35.19%(f)	77.21%	92.93%	51.97%	60.96%	80.25%

(a) Net investment income per share is based on average shares outstanding.

(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e) Annualized

(f) Not Annualized

See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED)

June 30, 2021

NOTE 1. ORGANIZATION

Ancora Income Fund (the “Income Fund”), Ancora/Thelen Small-Mid Cap Fund (the “Small-Mid Cap Fund”), Ancora MicroCap Fund (the “MicroCap Fund”), and Ancora Dividend Value Equity Fund (the “Dividend Value Equity Fund”), (each, a “Fund” and collectively, the “Funds”) are each a separate series of Ancora Trust (the “Trust”), an Ohio business trust under a Declaration of Trust dated August 20, 2003. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest representing interests in separate funds of securities, and it permits the Trust to offer separate classes of each such series. The Income Fund’s investment objective is to obtain a high level of income, with a secondary objective of capital appreciation. The Small-Mid Cap Fund’s investment objective is to obtain capital appreciation in the value of its shares. The MicroCap Fund’s investment objective is to obtain capital appreciation in the value of its shares. The Dividend Value Equity Fund’s investment objective is to provide growth of income and long-term capital appreciation. Each Fund is an “open-end” management investment company as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund is a “diversified” company as defined in the 1940 Act.  The Board of Trustees (the “Board”) of the Trust has authorized that shares of the Funds may be offered in two classes: Class I and Class S. Class S shares are currently offered in the Small-Mid Cap Fund only. Class I and Class S shares are identical, except as to minimum investment requirements and the services offered to and expenses borne by each class. Class S and Class I shares are offered continuously at net asset value (“NAV”). Class I shares are subject to shareholder service fees. Class I and Class S shares are subject to a contractual limit on total operating expenses. Income and realized/unrealized gains or losses are allocated to each class based on relative net assets. The investment advisor of the Funds is Ancora Advisors LLC (the “Advisor”).

The Funds will deduct a 2% redemption fee from redemption proceeds if shares are purchased and then redeemed within 90 days.  For the six months ended June 30, 2021, the Income Fund – Class I collected $242 in redemption fees.  For the six months ended June 30, 2021, the Small-Mid Cap Fund – Class I collected $2,117 in redemption fees.  For the six months ended June 30, 2021, the Microcap Fund – Class I collected $636 in redemption fees. For the six months ended June 30, 2021, the Small-Mid Cap Fund Class S did not collect any redemption fees. For the six months ended June 30, 2021, the Dividend Value Equity Fund Class I collected $1,112 in redemption fees.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2021

Security Valuation - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Use Of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year.  Actual results could differ from those estimates.

Federal Income Taxes - The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed. Funds identify their major tax jurisdiction as U.S. Federal; however the Funds’ are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

As of and during the six months ended June 30, 2021, the Funds’ did not have a liability for any unrecognized tax benefits. The Funds’ recognize interest and penalty, if any, related to recognized tax benefits or income tax expense on the Statements of Operations. During the six months ended June 30, 2021, the Funds’ did not incur any interest or penalties.

Distributions To Shareholders – The Income Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on a monthly basis.  The MicroCap Fund, Small-Mid Cap Fund, and Dividend Value Equity Fund intend to distribute substantially all of their net investment income, if any, as dividends to their shareholders on at least an annual basis.  Distributions to shareholders are recorded on the ex-dividend date.  All the Funds intend to distribute their net realized long term capital gains and net realized short term capital gains, if any, at least once a year.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing and recognition of certain components of income, expense, or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2021

characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, the results of operations, or net asset value per share of a fund. The permanent reclassifications were mainly due to return of capital distributions, net operating losses and distribution re-designations.

Other - The Funds follow industry practice and record security transactions based on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the appropriate country’s rules and tax rates.

The Funds may hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Expenses – Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or other appropriate basis as determined by the Board.

NOTE 3. SECURITIES VALUATIONS

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2021

security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements - A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Money market funds are generally priced at the ending NAV provided by the service agent of the fund. The money market funds will be categorized as Level 1 within the fair value hierarchy.

Equity securities (common stocks including real estate investment trust senior securities, traditional preferred securities, investment companies, and corporate bond trust certificates) - are valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at a fair price as determined by the Advisor in good faith, in accordance with guidelines adopted by and subject to review of the Board of Trustees. Manually priced securities held by the Funds (if any) are reviewed by the Board on a quarterly basis. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 within the fair value hierarchy.

Fixed income securities - Fixed income securities are valued by a pricing service when the Advisor believes such prices are accurate and reflect the fair value of such securities. If the Advisor decides that a price provided by the pricing services does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as Level 2 within the fair value hierarchy.

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2021

The following table summarizes the inputs used to value each Fund’s assets measured at fair value as of June 30, 2021:

Income Fund Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Bonds & Corporate Bond Trust Certs.	$ 3,242,176	$ -	$ -	$ 3,242,176
Investment Companies	1,634,498	-	-	1,634,498
Traditional Preferred Securities	15,152,959	748,750	-	15,901,709
Real Estate Investment Trusts (REITs)	2,756,160	-	-	2,756,160
Senior Securities	1,566,400	-	-	1,566,400
Common Stocks	1,135,640	-	-	1,135,640
Money Market Funds	767,617	-	-	767,617
Total	$ 26,255,450	$ 748,750	$ -	$ 27,004,200

Small-Mid Cap Fund Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 173,043,173	$ -	$ -	$ 173,043,173
Money Market Funds	1,547,244	-	-	1,547,244
Total	$ 174,590,417	$ -	$ -	$ 174,590,417

MicroCap Fund Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 14,240,077	$ -	$ -	$ 14,240,077
Money Market Funds	1,114,818	-	-	1,114,818
Total	$ 15,354,895	$ -	$ -	$ 15,354,895

Dividend Value Equity Fund Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 32,261,037	$ -	$ -	$ 32,261,037
Money Market Funds	109,134	-	-	109,134
Total	$ 32,370,170	$ -	$ -	$ 32,370,170

* The Funds did not hold any Level 3 assets during the six months ended June 30, 2021. For more detail on the investments in securities please refer to the Schedules of Investments. The Funds did not hold any derivative investments at any time during the six months ended June 30, 2021.

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2021

The following table sets forth a summary of the changes in the fair value of each Fund’s investments in affiliated issuers for the six months ended June 30, 2021:

Small-Mid Cap Fund

J. Alexander’s Holdings, Inc.
Balance Beginning at December 31, 2020	$ 693,111
Net Realized Gain on Sale of Investments	-
Net Change in Unrealized Appreciation on Investment Securities	413,585
Purchases	-
Sales	-
Balance End at June 30, 2021	$ 1,106,696
Dividend Income	$ -

MicroCap Fund

Coffee Holding Company, Inc.
Balance Beginning at December 31, 2020	$ 364,777
Net Realized Gain on Sale of Investments	26,507
Net Change in Unrealized Appreciation on Investment Securities	129,994
Purchases	-
Sales	(100,651)
Balance End at June 30, 2021	$ 420,627
Dividend Income	$ -

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust retains Ancora Advisors LLC to manage the Funds’ investments.  The Ancora Group, Inc. is the parent company of the Advisor. Ancora Holdings Inc. is the parent company to The Ancora Group, Inc. Under the terms of the Investment Advisory Agreement, (the “Agreement”), the Advisor manages the Funds’ investments in accordance with the stated policies of the Funds, subject to approval of the Board.  The Advisor makes investment decisions for each Fund and places the purchase and sale orders for portfolio transactions.  As compensation for management services, the Income Fund, Small-Mid Cap Fund, and MicroCap Fund are obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of each Fund. Effective October 1, 2020, the management fee payable to the Advisor of the Income Fund has been reduced to an annual rate of 0.50% of the average daily net assets. As compensation for management services, the Dividend Value Equity Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the average daily net assets of the Fund.   For the six months ended June 30, 2021, the Advisor earned fees of $55,238 from the Income Fund, $825,005 from the Small-Mid Cap Fund, $69,960 from the MicroCap Fund, and $114,971 from the Dividend Value Equity Fund. At June 30, 2021, payables to the Advisor were $10,920, $133,544, $4,576, and $7,699 for the Income Fund, Small-Mid Cap Fund, MicroCap Fund, and Dividend Value Equity Fund, respectively.

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2021

The Advisor has contractually agreed to waive management fees in order to limit total annual operating expenses (excluding dividend expenses relating to short sales, interest, taxes, brokerage commissions and the cost of acquired fund fees and expenses) for the Income Fund to 1.285% for Class I shares until May 1, 2022, but can be terminated by a vote of the Board if they deem the termination to be beneficial to the Fund shareholders. For the six months ended June 30, 2021, the Advisor did not waive any management fees for the Income Fund Class I shares. The Advisor has contractually agreed to waive management fees, to the extent of management fees, in order to limit total annual operating expenses for the Small-Mid Cap Fund to 1.39% for Class I shares and 1.00% for Class S shares until May 1, 2022, but can be terminated by a vote of the Board if they deem the termination to be beneficial to the Fund shareholders. For the six months ended June 30, 2021, the Advisor waived management fees of $61,213 for the Small-Mid Cap Fund Class S shares. The Advisor has contractually agreed to waive management fees, to the extent of management fees, in order to limit total annual operating expenses for the MicroCap Fund to 1.60% for Class I shares until May 1, 2022, but can be terminated by a vote of the Board if they deem the termination to be beneficial to the Fund shareholders. For the six months ended June 30, 2021, the Adviser waived management fees of $21,381 for the MicroCap Fund Class I shares. The Advisor has contractually agreed to waive management fees, to the extent of management fees, in order to limit total annual operating expenses for the Dividend Value Equity Fund to 1.00% for Class I shares until May 1, 2022, but can be terminated by a vote of the Board if they deem the termination to be beneficial to the Fund shareholders. For the six months ended June 30, 2021, the Adviser waived management fees of $38,296 for the Dividend Value Equity Fund Class I shares.  The Advisor is entitled to recover such waived amounts within the same fiscal year in which the Advisor reduced its fee. No recoupment will occur except to the extent that the Funds’ expenses, together with the amount recovered, do not exceed the applicable expense limitation within the same fiscal year.

The Funds have entered into an Administration Agreement with The Ancora Group, Inc., an affiliate of the advisor. Pursuant to the Administration Agreement, each of the Funds will pay an administration fee equal to 0.10% of average net assets of each Fund monthly.  Under the Administration Agreement, The Ancora Group, Inc. will assist in maintaining office facilities, furnish clerical services, prepare and file documents with the Securities and Exchange Commission, coordinate the filing of tax returns, assist with the preparation of the Funds’ Annual and Semi-Annual Reports to shareholders, monitor the Funds’ expense accruals and pay all expenses, monitor the Funds’ sub-chapter M status, maintain the Funds’ fidelity bond, monitor each Funds’ compliance with such Funds’ policies and limitations as set forth in the Prospectus and Statement of Additional Information and generally assist in the Funds’ operations.  For the six months ended June 30, 2021, The Ancora Group, Inc. earned $11,837 from the Income Fund, $82,500 from the Small-Mid Cap Fund, $6,996 from the MicroCap Fund, and $15,330 from the Dividend Value Equity Fund.  As of June 30, 2021, The Ancora Group, Inc. was owed $2,184, $14,614, $1,281, and $2,673 by the Income Fund, Small-Mid Cap Fund, MicroCap Fund, and Dividend Value Equity Fund, respectively, for administrative services.

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2021

The Trust retained Arbor Court Capital LLC (the “Distributor”), to act as the principal distributor of its shares.  The Distributor charges $8,000 per year for its services which is paid by the Advisor. Arbor Court is an affiliated entity to the Trust’s transfer agent and fund accountant. Pursuant to the Shareholder Services Agreement with The Ancora Group, Inc., each of the Funds will pay a shareholder service fee equal to 0.01% of average net assets of the Class I Shares.

Certain officers of the Trust are also officers or employees of the Advisor or its affiliates. They receive no fee for serving as officers of the Trust.

NOTE 5. INVESTMENTS

For the six months ended June 30, 2021, purchases and sales of investment securities, other than short-term investments, in-kind purchases and sales, and short-term U.S. Government obligations were as follows:

	Income Fund	Small-Mid Cap Fund	MicroCap Fund	Dividend Value Equity Fund
Purchases
U.S. Government Obligations	$ -	$ -	$ -	$ -
Other	$ 10,267,277	$ 56,256,286	$ 3,138,547	$ 2,141,685

Sales
U.S. Government Obligations	$ 935,586	$ -	$ -	$ -
Other	$ 3,962,318	$ 58,233,013	$ 3,496,109	$ 1,489,972

At June 30, 2021, the costs of securities for federal income tax purposes were $24,926,080, $126,192,724, $11,960,077, and $23,352,032 for the Income Fund, Small-Mid Cap Fund, MicroCap Fund, and Dividend Value Equity Fund, respectively.

As of June 30, 2021, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	Income Fund	Small-Mid Cap Fund	MicroCap Fund	Dividend Value Equity Fund
Gross Appreciation	$ 2,128,017	$ 49,365,946	$ 4,186,116	$ 9,179,581
Gross (Depreciation)	(49,897)	(968,253)	(791,298)	(161,443)
Net Appreciation on Investments	$ 2,078,120	$ 48,397,693	$ 3,394,818	$ 9,018,138

The difference between book and tax unrealized is mainly attributable to the tax deferral of wash sales and return of capital from underlying investments.

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2021

NOTE 6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during six months ended June 30, 2021 is as follows:

	Income Fund	Small-Mid Cap Fund	MicroCap Fund	Dividend Value Equity Fund
Ordinary income	$ 552,201	$ -	$ -	$ 142,728
Long-term capital gain	-	-	-	-
Return of capital	-	-	-	-
	$ 552,201	$ -	$ -	$ 142,728

The tax character of distributions paid during year ended December 31, 2020 is as follows:

	Income Fund	Small-Mid Cap Fund	MicroCap Fund	Dividend Value Equity Fund
Ordinary income	$ 794,715	$ 512,292	$ -	$ 326,833
Long-term capital gain	-	-	-	13,396
Return of capital	603,878	-	-	-
	$1,398,593	$ 512,292	$ -	$ 340,229

As of December 31, 2020, the following Funds had the following capital loss carryforwards for federal income tax purposes. These capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders and may be carried forward indefinitely retaining their character as short-term and/or long-term. The Small-Mid Cap Fund utilized $1,541,848 of its capital loss carryforward during the year ended December 31, 2020.

	Income Fund	Small-Mid Cap Fund	MicroCap Fund	Dividend Value Equity Fund
Short-Term Capital Loss Carry Forward	$ (879,064)	$ -	$ (141,845)	$ (632,149)
Long-Term Capital Loss Carry Forward	(1,037,355)	-	(3,550,275)	-
Total Capital Loss Carry Forward	$(1,916,419)	$ -	$(3,692,120)	$ (632,149)

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2021

As of December 31, 2020, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

	Income Fund	Small-Mid Cap Fund	MicroCap Fund	Dividend Value Equity Fund
Accumulated undistributed ordinary income (loss)	$ -	$ 130,854	$ -	$ 69,156
Accumulated undistributedcapital gain (loss)	-	439,219	-	-
Other accumulated losses	(1,916,419)	-	(3,692,120)	(632,149)
Unrealized appreciation (depreciation)	1,154,024	35,935,691	187,412	5,584,800
	$ (762,395)	$ 36,505,764	$(3,504,708)	$ 5,021,807

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2021, National Financial Services, LLC. owned, for the benefit of its customers, the following percentages of the outstanding shares:

Income Fund	72.59%
Small-Mid Cap Fund	48.75%
MicroCap Fund	68.79%
Dividend Value Equity Fund	61.83%

As of June 30, 2021, Charles Schwab & Co., Inc. owned, for the benefit of its customers, the following percentages of the outstanding shares:

Dividend Value Equity Fund	29.52%

NOTE 8. MARKET RISK

Overall market risks may also affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2021

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has since spread globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

NOTE 9. SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring accounting or disclosure.

FINANCIAL REVIEW

Ancora Trust

Additional Information

June 30, 2021

PORTFOLIO HOLDINGS DISCLOSURE POLICY (UNAUDITED)

The Funds’ disclose their portfolio holdings in the following manner:  (i) the funds file complete schedules of portfolio holdings with the Commission for the first and third quarter each year on Form N-PORT; (ii) the Funds’ form N-PORT are available on the Commission website at http:www.sec.gov and in annual and semi-annual reports to shareholders’ (iii) the Funds’ Form N-PORT may be reviewed and copied at the Commission Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; (iv) on the Funds’ internet site www.ancorafunds.com approximately 10 days after the end of each fiscal quarter, which information is current as of the end of such fiscal quarter’ and (v) is available upon request by contacting the Funds in writing or by phone.

PROXY VOTING (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent 12 month period ended June 30, is available without charge upon request by (1) calling the Funds at (866) 626-2672; and (2) from the Funds’ documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal year ended December 31, 2020, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

FINANCIAL REVIEW

Ancora Trust

Additional Information (CONTINUED)

June 30, 2021

ADVISORY RENEWAL AGREEMENT (UNAUDITED)

Approval of Amended of Management Agreement

At a Board meeting held on February 24, 2021, the Management Agreement between Ancora Advisors, LLC (the “Advisor”) and the Funds was renewed for an additional year.

In order to fulfill their fiduciary duties pursuant to Section 15 of the 1940 Act, the Trustees reviewed the Management Agreement between the Trust and the Advisor pursuant to which the Advisor provides investment advisory services to each of the Funds.  The Board was provided a copy of the Management Agreement and a memorandum of counsel to the Trust outlining the duties of the Board with respect to approval of continuation of the Management Agreement.  The Advisor also presented the Board with materials showing management fees paid by comparable funds.

In determining whether to approve the continuation of the Management Agreement, the Board considered the fairness and reasonableness of the terms of the Agreement with respect to each Fund.  The Board considered the factors discussed below, among others.  No single factor determined whether the Board approved the continuation of the Agreement.  Instead, the Board made its decision based on a totality of the circumstances.

Nature, Extent and Quality of Services.  The Board concluded that the Advisor has a high level of expertise in managing assets of the type held by the Funds and that the services that have been provided by the Advisor to the Funds are of high quality.  The Board noted in particular the high quality of the Advisor’s management working on Fund matters.

With respect to Ancora Income Fund, the Board considered that the Fund is actively managed compared to other income funds.  The Board also noted that the Advisor seeks to obtain better results than a typical income fund might expect by diligently supplementing core income producing securities with convertible securities, closed-end funds and higher yielding equities that become available at a price lower than their estimation of underlying value.  With respect to Ancora/Thelen Small-Mid Cap Fund, Ancora Microcap Fund, and Ancora Dividend Value Fund, the Board considered that these Funds are actively managed.  With respect to all of the Funds, the Board noted that the Advisor and Portfolio Managers have considerable experience and a very positive reputation and in each case adhere to a well-defined investment strategy.

The Board also noted the benefit to the Funds of the research capabilities and professional expertise of the Ancora organization as a whole.  In addition, the Board noted (i) the Advisor has worked hard to increase assets under management, thus reducing expense ratios, (ii) the closing of several Funds when such Funds were not contributing to shareholder value and the addition of the Dividend Value Fund, (iii) the merging of the Class C Shares into Class I Shares, thus eliminating 12b-1 fees, (iv) the

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Additional Information (CONTINUED)

June 30, 2021

creation of new Class S Shares, designed for institutional investors, with a fee waiver limiting annual operating expenses to 1.00%, (v) initiative shown to contract with ACA Compliance Group, an outside compliance firm, to assure compliance with laws, regulations and best practices, (vi) the effective management of the change in Income Fund portfolio management after the resignation of Richard Barone as portfolio manager, and (vii) the reduction of the Advisor’s management fee for the Income Fund from 1.00% to .50% per annum.

Comparisons.  The Board also reviewed information regarding management fees charged by advisers to other smaller funds.  This chart showed that the 1.0% management fee charged to the three equity Funds and the .50% management fee now charged to the Income Fund are equal to or below the fees paid by many other comparably sized funds.  In light of these comparisons, the Board concluded that the terms of the Agreement are fair and reasonable.

The Board also considered the management fee waivers for the Small-Mid Cap Fund, Income Fund, Microcap Fund and Dividend Value Fund, which totaled approximately $280,000 in 2020.

Investment Performance.  The Board also discussed the investment performance of the Funds for various periods since inception, including the fact that each of the Funds in recent years has been rated by the Wall Street Journal and/or Morningstar as top-performing funds in their categories.  Overall, the Board determined that, with the recent exception of the Microcap Fund, the performance of the Funds in general has been satisfactory.

Cost and Profitability.  The Board also considered the profitability of the Agreement to the Advisor.  The Board noted that the Funds are not expected to have substantial assets for some time, and, therefore, it is not anticipated that the Agreement will be unduly profitable to the Advisor.  The Board noted that at this time the Advisor’s compensation is not high relative to the experience of the Advisor and the nature and quality of the services performed by the Advisor.

Economies of Scale.  The Board noted that at this time, the fee structure does not account for the benefit of economies of scale because the Funds have insufficient assets for economies of scale to be realized.  Currently, the fee structure provides for a flat percentage rate.  Once assets under management grow to substantially higher levels, economies of scale may begin to take effect and benefit the Advisor.  At such future time, it may be appropriate for the Board to review the fee structure to determine whether the management fees as a percent of assets under management might be reduced.  The Board noted that any such discussion was premature at this time since assets would have to grow substantially above current levels before economies of scale would be realized for the Advisor.  Again, the management fee waiver discussed above was considered.

Other Factors.  The Board also noted that the Management Agreement is terminable by either party on 60 days notice.  The Board noted that, under the

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Ancora Trust

Additional Information (CONTINUED)

June 30, 2021

requirements of the 1940 Act, it would regularly review the terms of the Agreement in light of changing conditions and seek to amend or terminate the Agreement as necessary.

After its consideration of the above, the Board concluded that the terms of the Management Agreement are fair and reasonable and in the best interests of each Fund and its respective shareholders.

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Additional Information (CONTINUED)

June 30, 2021

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Ancora Income Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2021	June 30, 2021	January 1, 2021 to June 30, 2021
Actual
Class I	$1,000.00	$1,066.69	$5.33
Hypothetical (5% Annual Return before expenses)
Class I	$1,000.00	$1,019.64	$5.21
*Expenses are equal to the Fund’s annualized expense ratio of 1.04%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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Ancora Trust

Additional Information (CONTINUED)

June 30, 2021

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED) (CONTINUED

Ancora/Thelen Small Mid-Cap Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2021	June 30, 2021	January 1, 2021 to June 30, 2021
Actual
Class I	$1,000.00	$1,221.72	$6.72
Class S	$1,000.00	$1,223.71	$5.51
Hypothetical (5% Annual Return before expenses)
Class I	$1,000.00	$1,018.74	$6.11
Class S	$1,000.00	$1,019.84	$5.01
* Expenses are equal to the Fund’s annualized expense ratio of 1.22% and 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Ancora MicroCap Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2021	June 30, 2021	January 1, 2021 to June 30, 2021
Actual
Class I	$1,000.00	$1,390.67	$9.48
Hypothetical (5% Annual Return before expenses)
Class I	$1,000.00	$1,016.86	$8.00
* Expenses are equal to the Fund’s annualized expense ratio of 1.60%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Ancora Dividend Value Equity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
Fund	January 1, 2021	June 30, 2021	January 1, 2021 to June 30, 2021
Actual
Class I	$1,000.00	$1,131.37	$5.28
Hypothetical (5% Annual Return before expenses)
Class I	$1,000.00	$1,019.84	$5.01
* Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

TRUSTEES & OFFICERS (UNAUDITED)

The Board of Trustees is responsible for managing the Funds’ business affairs and for exercising each Fund’s powers except those reserved for the shareholders. The day-to-day operations of the Funds are conducted by its officers. The following table provides biographical information with respect to each current Trustee and officer of the Funds.

Name, Address and Age	Position(s) Held with the Fund	Term of Office (1) and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships
Independent Trustees:
Frank J. Roddy 29500 Solon Road Solon, OH 44139	Trustee	Since April 30, 2019	Retired Executive Vice President of Finance and Administration at Swagelok Company from 2012 until 2018.	4

Member of: Board of Cleveland Central Catholic High School; Former Northeast Ohio Alumni Advisory Board for Ernst & Young; Former Cleveland Advisory Board of FM Global; Former Conrad Companies Board of Advisors; Former VEC Inc. Advisory Board; and Former Swagelok Company Advisory Board.

60

Jennifer A. Rasmussen	Trustee	Since April 30,	Chief Operating Officer of FSM Capital Management, LLC, since July 2007.	4	None.
6060 Parkland Boulevard, Suite 200 Cleveland, Ohio 44124 47		2019

Cindy Flynn 1801 East 9th Street Cleveland, OH 44114	Trustee	Since April 30, 2019	Chief Marketing and Communications Officer of Union Home Mortgage Corp., since 2019; previously, Executive Vice President and Chief Administrative Officer of New York Community Bancorp, Inc.	4

Board Member of Union Home Mortgage Advisory Board; Greater Cleveland Sports Commission; University Hospitals Cleveland Medical Center; Rainbow Babies & Children’s Foundation; Western Reserve Historical Society; and the Recreation League of Cleveland

57

Frank DeFino	Trustee	Since June 2014	President and owner of AJD Holding Co. (private equity firm) since 1976.	4	None.
2181 Enterprise Parkway Twinsburg, OH 44087 67

(1)   Each trustee holds office for an indefinite term until the earlier of (i) the election of his or her successor, (ii) mandatory retirement age of 75, or (iii) the date the trustee dies, resigns or is removed.

For the six months ended June 30, 2021, trustees, Frank DeFino, Frank J. Roddy, Jennifer A. Rasmussen, and Cindy Flynn, were each paid a fee of $15,000.

TRUSTEES & OFFICERS (UNAUDITED) (CONTINUED)

Name, Address and Age	Position(s) Held with the Fund	Term of Office (1) and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships
Interested Trustee:
John Micklitsch (2) 6060 Parkland Boulevard, Suite 200 Cleveland, Ohio 44124 52	Trustee	Since April 30, 2019	Chief Investment Officer of Ancora Advisors LLC since 2011; Chief Investment Officer of Ancora Group, Inc. since 2011; Chief Investment Officer of Ancora Holdings Inc. since 2015; Member of the Executive Committee of the Ancora entities since 2010.	4	Board Member of Biltmore Trust
Officers:
Joseph M. Spidalieri 6060 Parkland Boulevard, Suite 200 Cleveland, Ohio 44124 43	Chief Compliance Officer	Since March 1, 2011	Chief Operating Officer of Ancora Holdings Inc. since 2017; Chief Operating Officer of Ancora Advisors LLC since 2017; Chief Compliance Officer of Ancora Advisors LLC until 2017; Chief Compliance Officer of The Ancora Group Inc. since 2011; Chief Compliance Officer of Ancora Holdings Inc. since 2015; Director of Compliance of Ancora Securities, Inc. and Ancora Capital Inc. from 2011 to 2012	4	None.
Bradley A. Zucker 6060 Parkland Boulevard, Suite 200 Cleveland, Ohio 44124 48	President & Treasurer Secretary	Since December 4, 2017 Since November 15, 2003	Chief Administrative Officer of Ancora Holdings, Inc., since 2020; Chief Financial Officer of Ancora Advisors LLC from 2003 to 2020; Chief Financial Officer of The Ancora Group Inc. from 2010 to 2020; Chief Financial Officer of Ancora Holdings Inc. from 2015 to 2020; Chief Financial Officer and Director of Ancora Securities, Inc. from 2001 to 2012; Chief Financial Officer of Ancora Capital Inc. from 2002 to 2012; member of the Executive Committee for the Ancora entities until 2016	4	None.

(1)   Each trustee holds office for an indefinite term until the earlier of (i) the election of his or her successor, (ii) mandatory retirement age of 75, or (iii) the date the trustee dies, resigns or is removed.

(2) John Micklitsch is considered an “interested person” as defined in Section 2(a)(19) of the 1940 Act by virtue of his affiliation with Ancora Advisors LLC.

PRIVACY POLICY

FACTS	WHAT DOES ANCORA TRUST (“ANCORA”) DO WITH YOUR PERSONAL INFORMATION?
WHY?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

WHAT?

The types of personal information we collect and share depend on the product or service you have with us. This information may include, but is not limited to, the following:

●    Social security number                   ●    Account Numbers

●    Risk tolerance                                 ●    Wire transfer instructions

●    Income                                            ●    Contact Information

●    Transaction history                         ●    Investment Experience

●    Assets                                              ●   Account Balances

HOW?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Ancora chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Ancora Share?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your accounts(s) or respond to court orders and legal investigations.	Yes	No
For our marketing purposes - to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates' everyday business purposes - information about your transactions and experiences	No	We don’t share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Pandemic response

All medical information confidential (42 U.S.C. § 12112(d)(3)(B) and 12112(d)(4)), including information related to symptoms of COVID-19 or a diagnosis of COVID-19. This includes all test results, temperature screening logs, questionnaires, and other medical information being obtained. Temperature screening machines and other protective measures may be used at our business locations to protect clients and employees from transmitting illnesses. Only employees with a need to know will have access to client’s medical information. Employees will be trained on the collection and protection of client information.

Questions?	Call Joseph Spidalieri at (216) 593-5007

PRIVACY POLICY

Page 2 Privacy Policy
Who we are
Ancora Trust	Ancora Trust is the Trust of the Ancora Mutual Funds.
What we do
How does Ancora protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Ancora collect my personal information?

We collect your personal information, for example, when you

▪

Open an account

▪

Seek financial advice

▪

Make deposits or withdrawals from your account

▪

Tell us about your investment or retirement portfolio

▪

Give us your employment history

Why can't I limit all sharing?

Federal law gives you the right to limit only

▪

sharing for affiliates’ everyday business purposes—information about your creditworthiness

▪

affiliates from using your information to market to you

▪

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Ancora does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ▪ Ancora does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Ancora does not jointly market.

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TRUSTEES

Frank J. Roddy

Jennifer A. Rasmussen

Cindy Flynn

Frank DeFino

John Micklitsch

OFFICERS

Bradley Zucker, President, Treasurer, & Secretary

Joseph Spidalieri, Chief Compliance Officer

INVESTMENT ADVISOR

Ancora Advisors LLC

6060 Parkland Boulevard, Suite 200
Cleveland, Ohio 44124

DISTRIBUTOR

Arbor Court Capital LLC

8000 Town Center Drive, Suite 400

Broadview Heights, Ohio  44147

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

LEGAL COUNSEL

McDonald Hopkins LLC

2100 Bank One Center

600 Superior Avenue E.

Cleveland, Ohio  44114

CUSTODIAN

U.S. Bank N.A.

425 Walnut Street

Cincinnati, Ohio  45202

TRANSFER AGENT

AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC.

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio  44147

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

The Funds’ Statement of Additional Information includes additional information about the Funds and is available upon request at no charge by calling the Fund.

Distributed by Arbor Court Capital LLC Member FINRA/SIPC

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert . The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity. Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

      (a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

      (b)

Internal Controls. There were no significant changes in Registrant’s internal controls of in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13.  Exhibits.

(a)(1)

EX-99.CERT.  Filed herewith.

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ancora Trust

By /s/Bradley Zucker

* Bradley Zucker

President, Treasurer and Secretary

Date: September 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bradley Zucker

* Bradley Zucker

President, Treasurer and Secretary

Date: September 8, 2021

*Print the name and title of each signing officer under his or her signature.